Commitment and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Leases
The Company leases various office space, production facilities, and vehicles under non-cancelable operating leases that expire in various years through 2021. Future minimum lease payments as of December 31, 2015 under these arrangements are as follows (in thousands):

Minimum Lease Payments
2016	$1,620
2017	843
2018	559
2019	552
2020	195
Thereafter	18
Total	$3,787

Rent expense under non-cancelable operating leases is recognized on a straight-line basis over the respective lease terms and was $2.1 million and $0.3 million for the years ended December 31, 2015 and 2014, respectively.
Letters of credit
During the ordinary course of business, the Company provides standby letters of credit to third parties as required for certain transactions initiated by the Company. As of December 31, 2015, the Company’s had standby letters of credit of $0.6 million that were not recorded on the Company’s consolidated balance sheets.
Warranty and Extended Warranty
The Company had $0.6 million and $0.9 million in deferred costs included in other current and non-current assets related to deferred service revenue at December 31, 2015 and 2014, respectively. Changes in the liability for product warranty and deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

	Product Warranty	Deferred Revenue
Liability at January 1, 2014	$—	$—
Liabilities assumed from acquisition	1,451	8,538
Settlements made during the period	(106)	(1,063)
Change in liability for warranties issued during the period	42	1,467
Change in liability for pre-existing warranties	50	6
Liability at December 31, 2014	1,437	8,948
Liabilities assumed from acquisition	20	—
Settlements made during the period	(224)	(8,952)
Change in liability for warranties issued during the period	398	7,047
Change in liability for pre-existing warranties	(602)	—
Liability at December 31, 2015	$1,029	$7,043
Current liability	$652	$5,405
Non-current liability	377	1,638
Liability at December 31, 2015	$1,029	$7,043

Litigation
The Company is, from time to time, subject to claims and suits arising in the ordinary course of business. In the opinion of management, the ultimate resolution of such pending proceedings will not have a material effect on the Company’s results of operations, financial position or cash flows.
Patent Litigation Funding Agreement
In December 2010, we entered into a litigation funding agreement (the “Funding Agreement”) with Special Situations Fund III QP, L.P., Special Situations Private Equity Fund, L.P., Special Situations Technology Fund, L.P., and Special Situations Technology Fund II, L.P. (collectively, the “Special Situations Funds”) pursuant to which the Special Situations Funds agreed to fund certain patent litigation brought by the Company. In May 2014, the Special Situations Funds filed a complaint against us in the Supreme Court for New York County, alleging breach of the Funding Agreement. The Special Situations Funds allege that our January 2014 acquisition of Tandberg Data entitled the Special Situation Funds to a $6.0 million payment under the Funding Agreement, and therefore the Company’s refusal to make the payment constitutes a breach of the Funding Agreement by us. In November 2014, the Special Situations Funds amended their complaint to allege that we breached the Funding Agreement’s implied covenant of good faith and fair dealing by settling the patent litigation with BDT in bad faith to avoid a payment obligation under the Funding Agreement.  The Special Situations Funds are seeking $6.0 million in contractual damages as well as costs and fees. We believe the lawsuit to be without merit and intend to vigorously defend against the action. Discovery has closed, and the parties are briefing motions for summary judgment.
Patent Infringement
In June 2012, Overland filed patent infringement lawsuits in the United States (“U.S.”) District Court for the Southern District of California against Spectra Logic Corporation (“Spectra Logic”), based in Boulder, Colorado and Qualstar Corporation (“Qualstar”), based in Simi Valley, California. In the Spectra Logic case, Overland claimed infringement of U.S. Patent Nos. 6,328,766 and 6,353,581. In the Qualstar case, Overland claimed infringement of U.S. Patent No. 6,328,766. In August 2015, Overland and Spectra Logic entered into a settlement agreement to resolve all litigation, and the litigation has now been dismissed. In August 2015, Overland dismissed its claims against Qualstar.
In May 2013, Safe Storage LLC (“Safe Storage”), a Delaware limited liability company, filed a complaint against Overland in the U.S. District Court for the District of Delaware alleging infringement of U.S. Patent No. 6,978,346 by our products. Safe Storage is seeking monetary damages from us and injunctive relief. In January 2015, the Delaware district court entered an order staying Safe Storage’s case against us pending the outcome of a Petition for Inter Partes Review of the claims of U.S. Patent No. 6,978,346 filed by defendants in other Safe Storage litigation (IPR2014-00901). On December 9, 2015, a Final Decision was issued in the Inter Partes Review proceeding finding the challenged claims to be patentable over the cited prior art. Those defendants have the right to appeal the decision to the Court of Appeals for the Federal Circuit. On January 8, 2016, Safe Storage filed an opposed motion to lift the stay in the case. On March 11, 2016, the Court denied the motion and ruled that the stay will remain in place until any appeal of the IPR proceeding is resolved.
Merger
In May 2014, we announced that we had signed an agreement and plan of merger with Overland. Since the merger was announced, four separate putative shareholder class action lawsuits were filed against us, Overland, and all of its directors in the California Superior Court in and for the County of San Diego (the “Court”). Three of the lawsuits also named Cyrus Capital Partners, the majority shareholder of Overland, as a defendant. On June 25, 2014, the Court entered an order providing for the consolidation of all cases relating to Overland’s decision to enter into the merger agreement with Sphere 3D. These cases have been consolidated before a single judge and are referred to as In re Overland Storage Inc., Shareholder Litigation, Lead Case No. 37-2014-00016017-CU-SL-CTL (the “Consolidated Action”). On July 30, 2014, the plaintiffs filed their consolidated amended complaint. The lawsuit alleged breaches of fiduciary duties and conflicts of interest against Overland’s directors relating to the merger process, the terms of the merger agreement, and the consideration to be received by Overland’s shareholders under the terms of the merger agreement. The lawsuit alleged that we and the other defendants aided and abetted the purported breaches of fiduciary duties by Overland’s directors. The relief sought included an injunction prohibiting the consummation of the merger, rescission of the merger to the extent already implemented or rescissory damages, damages, and an award of attorneys’ fees and costs.
On October 13, 2014, the plaintiffs and the defendants entered into a memorandum of understanding (the “Memorandum of Understanding”) to settle the Consolidated Action subject to court approval. The Memorandum of Understanding provided, among other things, for the inclusion of supplemental disclosures in Amendment No. 2 to the Registration Statement on Form F-4 that was filed with the SEC on October 14, 2014. On April 20, 2015, as provided in the Memorandum of Understanding, the plaintiffs and the defendants entered into a stipulation of settlement (the “Stipulation”) to settle the Consolidated Action subject to court approval. The settlement terms in the Stipulation were as had been provided for in the Memorandum of Understanding. On June 26, 2015, the Court preliminarily approved the proposed settlement, and on October 2, 2015, the Court granted final settlement approval and dismissed the litigation as provided for in the settlement.
Other
On April 9, 2015, Imation filed a complaint in Minnesota state court alleging claims for declaratory relief, breach of contract, and tortious interference with contract against Tandberg Data Corp., Tandberg Data Holdings S.a.r.L., Overland Storage, Inc., and Sphere 3D Corp. (collectively “Defendants”) related to Imation’s RDX business. In the lawsuit, Imation accuses Defendants of anticipatory breach of an RDX-related license agreement that Imation entered into with ProStor Systems, Inc. (“ProStor”) in 2006. This lawsuit was dismissed with prejudice on August 11, 2015 in connection with the Company’s purchase of the assets related to the RDX® removable disk product lines and existing related inventory assets from Imation.
In April 2015, we filed a proof of claim in connection with bankruptcy proceedings of V3 Systems, Inc. (“V3”) based on breaches by V3 of the Asset Purchase Agreement entered into between V3 and the Company dated February 11, 2014 (the “APA”). On October 6, 2015, U.S. Dissolution Liquidating Trust (“UD Trust”), the apparent successor to V3, filed a complaint against us and certain of our current and former directors in the U.S. Bankruptcy Court for the District of Utah Central Division objecting to our proof of claim and asserting claims for affirmative relief against us and our directors. This complaint alleges, among other things, that Sphere breached the APA and engaged in certain other actions and/or omissions that caused V3 to be unable to timely sell the Sphere common shares received by V3 pursuant to the APA. The plaintiff seeks, among other things, monetary damages for the loss of the potential earn-out consideration, the value of the common shares held back by us pursuant to the APA and costs and fees. We believe the lawsuit to be without merit and intend to vigorously defend against the action.
On December 23, 2015, we filed a motion seeking to dismiss the majority of the claims asserted by the UD Trust. On January 13, 2016, we filed a counterclaim against the UD Trust in which we allege that V3 breached numerous provisions of the APA. In addition, we filed a motion seeking to withdraw the reference to the Bankruptcy Court and to instead have this dispute decided by the U.S. District Court for the District of Utah.